Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39436
Entity Registrant Name	KE Holdings Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Oriental Electronic Technology Building
Entity Address, Address Line Two	No. 2 Chuangye Road, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100086
Entity Address, Country	CN
Title of 12(b) Security	Class Aordinary shares, par value US$0.00002 per share
Trading Symbol	BEKE
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001809587
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing
Business Contact
Entity Address, Address Line One	Oriental Electronic Technology Building
Entity Address, Address Line Two	No. 2 Chuangye Road, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100086
City Area Code	86
Local Phone Number	10 5810 4689
Contact Personnel Name	XU Tao
Contact Personnel Email Address	ir@ke.com
Entity Address, Country	CN
Ordinary shares
Entity Common Stock, Shares Outstanding	3,482,980,849
Class A Ordinary Shares [Member]
Entity Common Stock, Shares Outstanding	3,337,567,403
Entity Common Stock, Shares Outstanding Excluding Shares Reserved For Future Issuance Of ADS	121,104,591
Class B Ordinary Shares [Member]
Entity Common Stock, Shares Outstanding	145,413,446